Stockholders’ Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Fair Value of Options Granted Black-Scholes-Merton Model

The assumptions used to determine the fair value of options granted in the year ended December 31, 2025 using the Black-Scholes-Merton option model are as follows:

Schedule of Fair Value of Options Granted Black-Scholes-Merton Model

Dividend yield	-
Risk-free interest rate	3.5% to 4.4%
Expected volatility	93.4% to 115.5%
Expected term in years	5 to 6.5

The assumptions used to determine the fair value of options granted in the year ended December 31, 2024 using the Black-Scholes-Merton model are as follows:

Dividend yield	0%
Risk-free interest rate	3.6% to 4.2%
Expected volatility	100%
Expected term in years	6 to 6.5

A summary of the Company’s stock option activities and related information for the year ended December 31, 2025 is as follows:

A summary of the Company’s stock option activities and related information for the year ended December 31, 2025 is as follows:

Stock Option	No. of Stock Option	Weighted-Average Grant Date Exercise Price	Weighted-Average Remaining Contractual Life (In Years)
Balance, January 1, 2025	105,090	$98.55	0.65
Granted	540,827	3.89	9.5
Forfeited	(107,299)	-	-
Balance, December 31, 2025	538,618	$11.25	9.3
Vested and expected to vest December 31, 2025	538,618	$11.25	9.3

Stock Option	No. of Stock Option	Weighted-Average Grant Date Exercise Price	Weighted- Average Remaining Contractual Life (In Years)
January 1, 2024	114,301	$108.62	1.65
Granted	-	-	-
Forfeited	-	-	-
Cancelled / Forfeited	(9,211)	(76.60)	-
December 31, 2024	105,090	$98.55	0.65

Schedule of Options Outstanding

The following options were outstanding as of December 31, 2025, at their respective exercise price:

Exercise Price Options Outstanding	December 31, 2025
$1.27	25,000
$2.22	23,781
$2.40	364,893
$6.40	7,326
$7.80	5,731
$8.00	32,700
$9.68	34,884
$31.20	9,978
$62.54	6,825
$133.40	27,500
Total	538,618

Schedule of Stock Compensation Expenses

Stock compensation expenses is comprised of the following:

	Year Ended December 31
	2025	2024
Compensation and employee benefits	$796,565	$1,575,952
Professional services	688,993	-
Total	$1,485,558	$1,575,952

Schedule of Restricted Stock Units

A summary of the Company’s RSU activities and related information for the year ended December 31, 2025 and December 31, 2024 is as follows:

Restricted Stock Units	No. of RSU	Weighted- Average Grant Date Fair Value Per RSU	Weighted- Average Remaining Contractual Life (in Years)
January 1, 2025	8,583	$26.20	1.00
Granted		-	-
Vested	(5,740)	-	-
Expired	-	-	-
Cancelled / Forfeited	(2,843)	-	-
December 31, 2025	-	-	-

Restricted Stock Units	No. of RSU	Weighted- Average Grant Date Fair Value Per RSU	Weighted- Average Remaining Contractual Life (in Years)
January 1, 2024	16,175	$26.20	2.00
Granted	-	-	-
Vested	(5,392)	26.20	-
Expired	-	-	-
Cancelled / Forfeited	(2,200)	26.20	-
December 31, 2024	8,583	26.20	1.00